INCOME TAXES (Details - Tax provision) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Current:
Federal			$ 0	$ 0
State			23,000	20,000
Foreign			0	0
Deferred:
Federal			(141,000)	112,000
State			(71,000)	(244,000)
Foreign			(16,000)	(39,000)
Deferred income tax expense (benefit)			(205,000)	(151,000)
Change in valuation allowance			228,000	171,000
Income tax provision	$ 0	$ 0	$ 22,947	$ 20,006